Note 23 (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions Breakdown By Concepts [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets, based on type of provisions, is as follows:

PROVISIONS. BREAKDOWN BY CONCEPTS (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
Provisions for pensions and similar obligations		2,354	2,348
Other long term employee benefits		354	384
Provisions for taxes and other legal contingencies	6.1	761	791
Commitments and guarantees given	30	613	667
Other provisions ⁽¹⁾		377	429
Total		4,458	4,619
(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.